Commitments and Contingencies - Tenant Concentration (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental and tenant reimbursement revenue [Member] | Tenant concentration risk [Member] | Three Largest Tenants [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	28.00%	28.00%
Consolidated revenue [Member] | Property concentration risk [Member] | Wells Fargo Tower, KPMG Tower, Gas Company Tower and 777 Tower
Concentration Risk [Line Items]
Concentration risk, percentage	90.00%	94.00%	96.00%